Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 19,455	$ 17,906
Non-current provisions	9,853	12,523
Total provisions	29,308	30,429
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	11,685	10,823
Non-current provisions	9,816	12,461
Total provisions	21,501	23,284
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	4,020	3,333
Non-current provisions	37	62
Total provisions	4,057	3,395
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	3,750	3,750
Total provisions	$ 3,750	$ 3,750